UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    	         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Capital Management, LLC
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Managing Member
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	August 14, 2012
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total:		17
Form 13F Information Table Value Total:		$44,701

List of Other Included Managers:			NONE




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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR  SHPUTINVESTMENOTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP      (x$1000PRN AMT  PRCALDISCRETIOMANAGER  SOLE SHARED NONE
ALLERGAN INC                     COMMON         018490102      926    10000SH   SOLE              10000
ARMSTRONG WORLD INDS INC         COMMON         04247X102     2163    44000SH   SOLE              44000
DOLLAR GEN CORP                  COMMON         256677105     3263    60000SH   SOLE              60000
DOLLAR TREE INC                  COMMON         256746108     4304    80000SH   SOLE              80000
FAMILY DLR STORES INC            COMMON         3070000109    2659    40000SH   SOLE              40000
HOME DEPOT INC                   COMMON         437076102      424     8000SH   SOLE               8000
LOWES COS INC                    COMMON         548661107      796    28000SH   SOLE              28000
MASCO CORP                       COMMON         574599106     2219   160000SH   SOLE              160000
MASTERCARD INC                   CL A COMMON    57636Q104     3011     7000SH   SOLE               7000
MCDONALDS CORP                   COMMON         580135101     2656    30000SH   SOLE              30000
MOHAWK INDS INC                  COMMON         608190104     1397    20000SH   SOLE              20000
OWENS CORNING NEW                COMMON         690742101     1712    60000SH   SOLE              60000
PULTE GROUP INC                  COMMON         745867101      535    50000SH   SOLE              50000
SPDR S&P 500 ETF                 TR UNIT        78462F103    13610   100000SH   SOLE              100000
SALLY BEAUTY HLDGS INC           COMMON         79546E104     1287    50000SH   SOLE              50000
VISA INC                         COMMON         92826C839     2349    19000SH   SOLE              19000
VULCAN MATLS CO                  COMMON         929160109     1390    35000SH   SOLE              35000